Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings.
Borrowings

Note 26     Borrowings

Amounts in US$ ‘000	2024	2023
Outstanding amounts as of December 31
Notes due 2027	504,535	500,981
Promissory note	9,798	—
	514,333	500,981
Classified as follows:
Current	22,326	12,528
Non-current	492,007	488,453

In January 2020, the Company placed US$ 350,000,000 aggregate principal amount of 5.500% senior secured notes due 2027 (the “Notes due 2027”), which were priced at 99.285% and carry a coupon of 5.50% per annum (yield 5.625% per annum). In April 2021, the Company reopened its Notes due 2027, issuing an additional US$ 150,000,000 principal amount. The reopening was priced above par at 101.875%, representing a yield to maturity of 5.117%. The Notes due 2027 were offered in private placements to qualified institutional buyers in accordance with Rule 144A under the Securities Act, and outside the United States to non-U.S. persons in accordance with Regulation S under the Securities Act. Final maturity will be January 17, 2027. The Notes due 2027 are fully and unconditionally guaranteed by GeoPark Colombia, S.L.U. On January 31, 2025, the Company repurchased part of its Notes due 2027 for a nominal amount of US$ 405,333,000 through a concurrent tender offer (see Note 37).

The indenture governing the Notes due 2027 includes incurrence test covenants that provide, among other things, that the Net Debt to Adjusted EBITDA ratio should not exceed 3.25 times and the Adjusted EBITDA to Interest ratio should exceed 2.5 times. Failure to comply with the incurrence test covenants does not trigger an event of default. However, this situation may limit the Company’s capacity to incur additional indebtedness, as specified in the indentures governing the Notes. Incurrence covenants, as opposed to maintenance covenants, must be tested by the Company before incurring additional debt or performing certain corporate actions including but not limited to dividend payments, restricted payments and others. As of the date of these Consolidated Financial Statements, the Company complies with all the indentures’ provisions and covenants.

In August 2024, GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. executed a loan agreement with Banco Santander for Brazilian Reais 4,000,000 (equivalent to US$ 728,000 at the moment of the loan execution) to finance working capital requirements in Brazil as a consequence of the suspended production at the Manati gas field due to unscheduled maintenance. The interest rate applicable to this loan was 8.70% per annum. The loan principal and interests were fully repaid in September 2024, once the restricted deposit related to environmental obligations was recovered and replaced by a bank guarantee.

On November 29, 2024, GeoPark Colombia S.A.S., as borrower, and GeoPark Limited, as guarantor, signed a senior unsecured credit agreement with Banco BTG Pactual S.A. and Banco Latinoamericano de Comercio Exterior S.A. as mandated lead arrangers and bookrunners, which provides GeoPark with access to up to US$ 100,000,000, with an availability period until May 29, 2026, and with a final maturity date on September 29, 2026. The agreement establishes a commitment fee of 1.70% per annum with respect to undrawn amounts and an interest rate of SOFR + 3.70% with respect to amounts drawn. “SOFR” (Secured Overnight Financing Rate) is a broad measure of the cost of borrowing cash overnight collateralized by treasury securities. As of the date of these Consolidated Financial Statements, GeoPark has not withdrawn any amount under this credit facility.

On December 3, 2024, GeoPark Argentina S.A. executed a promissory note with AdCap Securities Argentina S.A. for Argentine Pesos 9,866,571,337 (U.S. Dollar linked), equivalent to US$ 10,000,000, minus interests and other issuance costs, which were deducted at the execution date. The interest rate is 3% per annum and final maturity will be July 3, 2025. The funds collected from this transaction were mainly used for making an additional advance payment for the acquisition of midstream capacity in Argentina of US$ 4,988,000 plus VAT.

As of the date of these Consolidated Financial Statements, the Group had access to the abovementioned US$ 100,000,000 senior unsecured committed credit facility and to US$ 262,654,000 in uncommitted credit lines (including US$ 160,000,000 in Argentina).